Derivative financial liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Derivative financial liabilities
Schedule of convertible senior secured notes

Mudrick
£ 000
As at December 31, 2022	115,247
Fair value movements	(16,510)
In-kind interest paid	7,963
Exchange differences on translation	(5,866)
As at June 30, 2023	100,834